Statements Of Consolidated Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Successor
Effects related to pension and other retirement benefit obligations (net of tax (benefit) expense of $(6), $3, $— and $—)	$ 3		$ (6)
Other comprehensive income, net of tax effects —cash flow hedges derivative value net loss related to hedged transactions recognized during the period (net of tax benefit of $— in all periods)	$ 0		$ 0
Predecessor
Effects related to pension and other retirement benefit obligations (net of tax (benefit) expense of $(6), $3, $— and $—)		$ 0		$ 0
Other comprehensive income, net of tax effects —cash flow hedges derivative value net loss related to hedged transactions recognized during the period (net of tax benefit of $— in all periods)		$ 0		$ 0